Property and Equipment, Net - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense recognized	$ 23,956	$ 14,620
Furniture and office equipment purchased	$ 930	$ 265,367